Subsequent Events - Athena SpinCo Inc	2 Months Ended
Dec. 31, 2018
Athena SpinCo Inc
Subsequent Event [Line Items]
Subsequent Events

5.           Subsequent Events

Athena has evaluated all subsequent events through April 29, 2019, the date the financial statements were available to be issued, to ensure that these financial statements include appropriate recognition and disclosure of recognized events as of December 31, 2018, and material subsequent events thereafter.

On March 27, 2019, Athena completed the merger discussed in Note 1 (the “Merger”), and the combined entity, Diamond S Shipping Inc. (“DSSI”), became a publicly traded company on March 28, 2019, with its shares listed on the New York Stock Exchange. DSSI owns and operates 68 vessels.

The Merger will be accounted for as an asset acquisition under the guidelines of the FASB Accounting Standards Codification 805, and Accounting Standards Update 2017‑01, whereby Athena, along with the subsidiaries contributed from Capital Products Partners LP, will be the acquiree for accounting purposes.

As of April 29, 2019, except as disclosed in this note and elsewhere in these consolidated financial statements, there were no additional subsequent events that the Company believes require recognition or disclosure.